Income Taxes Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Income Taxes Disclosure

NOTE 5 - INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at December 31, 2015 and 2014 as follows

	2015	2014
Deferred tax assets:
Net operating losses	$77,000	$57,400
Total deferred tax assets	77,000	57,400
Less: valuation allowance	(77,000)	(57,400)
Deferred tax assets, net	$--	$--

As of December 31, 2015, for U.S. federal income tax reporting purposes, the Company has approximately $225,000 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended December 31, 2030. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain and the Company has recorded valuation allowance of approximately $77,000 and $57,400 as of December 31, 2015 and 2014, respectively.

The Internal Revenue Service has not examined the Company’s Federal income tax returns. However, the Company’s federal income returns are subject to examination by the IRS, generally for three years after they were filed. Additional years can be added if a substantial error is identified.  Generally, if a substantial error is identified, the IRS will not go back more than the last six years.

The difference between the statutory tax rate (34%) and the effective tax rate (0%) of the Company relates to the change in the valuation allowance for each respective period.